Stockholders' Equity	3 Months Ended	12 Months Ended
	Aug. 31, 2018	May 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 13 – Stockholders’ Equity

The Company’s authorized capital stock consists of 250,000,000 shares of common stock, par value $0.0001 per share and 20,000,000 shares of preferred stock, par value $0.001 per share. The Company had 90,087,236 and 50,128,972 shares of common stock issued and outstanding as of August 31, 2018 and May 31, 2018, respectively.

The Company recorded imputed interest of $271 and $271 during the three months ended August 31, 2018 and 2017 on related party payables due to a director and officer of the Company.

Stock Issued upon Conversion of Notes Payable

During the three months ended August 31, 2018, Darling Capital, holder of a convertible promissory note, converted a total of $565,000, which consisted of $550,000 of principal and $15,000 of accrued interest, into 1,808,000 shares of common stock.

During the three months ended August 31, 2018, Efrat Investments, holder of a convertible promissory note, converted a total of $57,200, which consisted of $55,000 of principal and $2,200 of accrued interest, into 183,040 shares of common stock.

During the three months ended August 31, 2018, David Lamadrid, holder of a convertible promissory note, converted a total of $32,497, which consisted of $31,250 of principal and $1,247 of accrued interest, into 103,989 shares of common stock.

Stock Issued for Services

On July 24, 2018, the Company awarded Star Associates, LLC, a limited liability company owned by Andrew Glashow, a director of the Company, a cash payment in the amount of $250,000 and 700,000 restricted shares of the Company’s common stock in recognition of Mr. Glashow’s efforts, through Star Associates, in successfully assisting the Company in negotiating and obtaining the financing necessary to acquire Alternative Solutions, LLC.  The shares were valued at $490,000 and were charged to operations during the three months ended August 31, 2018.

On June 24, 2018, pursuant to the terms of a severance agreement between the Company and David Lamadrid, the Company issued 600,000 shares of common stock to Mr. Lamadrid. These shares were valued at $264,000, $213,320 of which was  previously expensed and the remaining $50,680 of which was charged to operations during the three months ended August 31, 2018.

Stock Issued for Acquisition

On June 27, 2018, the Company issued 22,058,823 shares of its common stock pursuant to the terms of the Alternative Solutions, LLC Acquisition Agreement.  These shares were valued at $15,441,176.  (See note 3).

Special Warrants Issued in Offering

On June 20, 2018, the Company executed an Agency Agreement with Canaccord Genuity Corp. and closed on a private offering of its special warrants for aggregate gross proceeds of C$13,037,859 (USD$9,785,978). Pursuant to the offering, the Company issued 28,973,020 special warrants at a price of C$0.45 (USA$0.34) per special warrant.  Each special warrant is automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that is five business days following the date on which the Company obtains a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which is intended to be no later than August 31, 2018, and (ii) the date that is four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, LLC, known as Oasis Cannabis.

Upon exercise of the special warrants, each unit shall consist of one share of the Company's common stock and one warrant to purchase one share of common stock.  Each warrant will be exercisable at a price of C$0.65 for three years after the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events.

Because the Company did not receive a receipt from the applicable Canadian securities authorities for the qualifying prospectus by August 20, 2018, the unexercised special warrants were adjusted to entitle the holders to receive 1.1 units instead of one unit of the Company. This resulted in the issuance of an additional 3,042,167 special warrants. This penalty was valued at $7,142,550 and was charged to operations during the three months ended August 31, 2018.

In connection with the offering, the Company paid Canaccord Genuity Corp. a cash commission equal to C$1,043,028 (USD$799,053), a corporate finance fee equal to 1,448,651 special warrants, and 2,317,842 compensation broker warrants valued at $1,495,373. Each compensation broker warrant entitles the holder thereof to acquire one unit at a price of C$0.45 per unit for a period of 36 months from the date that the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events. The 1,448,651 special units that were issued were valued at $1,413,300 and were charged to operations during the three months ended August 31, 2018.

Stock Issued in Navy Capital Offering

On July 31, 2018, the Company entered into a Subscription Agreement with Navy Capital Green International, Ltd, (the “Navy Capital Offering”) for 7,500,000 units at a price of $0.40 per unit, or an aggregate amount of $3,000,000.  The units collectively represent (i) 7,500,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 7,500,000 shares of common stock at an exercise price of $0.60 per share of Common Stock.

In connection with the Navy Capital Offering, between August 8, 2018 and August 10, 2018, the Company entered into five subscription agreements for a total of 6,875,000 units at a price of $0.40 per unit, or an aggregate purchase price of $2,750,000.  The units collectively represent (i) 6,875,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 6,875,000 shares of common stock at an exercise price of $0.60 per share of common stock.

Stock Issued to Officers

On July 27, 2018, the Company granted 25,000 shares of restricted common stock to its Chief Financial Officer.  These share will vest four months after issuance.  The shares were valued at $17,500, and will be amortized over the vesting period.  As of August 31, 2018, these shares had not been issued. As of August 31, 2018, $4,375 had been charged to operations, and is carried as Common Stock Subscribed on the Company’s balance sheet at August 31, 2018.

On July 31, 2018, the Company granted the Chief Executive Officer of CLS Nevada, Inc. a one-time signing bonus of 500,000 shares of restricted common stock, which shall become fully vested one year from the effective date of his employment agreement.  These shares were valued at $350,000 and will be amortized over the vesting period.  As of August 31, 2018, $59,167 had been charged to operations, and is carried as Common Stock Subscribed on the Company’s balance sheet at August 31, 2018.

On July 31, 2018, the Company granted the Chief Operating Officer of CLS Nevada, Inc. a one-time signing bonus of 50,000 shares of restricted common stock, which shall become fully vested one year from the effective date of his employment agreement.  These shares were valued at $35,000 and will be amortized over the vesting period. As of August 31, 2018, $5,917 had been charged to operations, and is carried as Common Stock Subscribed on the Company’s balance sheet at August 31, 2018.

Stock Issued upon Cashless Exercise of Warrants

On August 14, 2018, the Company issued 129,412 shares of common stock for the cashless conversion of 350,000 warrants at an exercise price of $0.75 per share.

Additional Paid-in Capital

During the three months ended August 31, 2018, the Company recorded discounts on two convertible notes payable relating to beneficial conversion features in the aggregate amount of $362,500 on the YA II PN Note 2; and $58,594 on the Newcan Convertible Note 8. Also during the three months ended August 31, 2018, a reset event occurred with regard to the YAII PN Note.

During the three months ended August 31, 2018, the Company recorded an original issue discount on the Serenity Wellness Note in the amount of $81,961.

On June 1, 2018, the Company adopted ASU 2017-11 and accordingly reclassified the fair value of the reset provisions embedded in the previously issued convertible notes payable and certain warrants with embedded anti-dilutive provisions from liability to additional paid-in capital in the aggregate amount of $1,265,751. On June 20, 2018, a reset event occurred in connection with the YA II PN  Note (see note 12), and the Company charged the change in fair value of the conversion feature in the amount of $35,833 to additional paid-in capital. This was considered a material modification of the note, and the Company created a new discount to this note in the amount of $750,000, which was charged to additional paid-in capital.

Warrants

On June 27, 2018, the Company incurred a penalty in connection with the WestPark Offering due to the late filing of the registration statement that included the resale of the securities that were sold in such offering.  As a result of the penalty, the Company issued three-year common stock warrants to purchase an aggregate of 1,368,250 shares of the Company’s common stock at an exercise price of $0.50 per share.   In addition, the Company reduced the exercise price of the common stock purchase warrants previously issued to the investors in the WestPark Offering from $0.75 per share to $0.50 per share.  The fair value of the penalty was $941,972; this amount was charged to operations during the three months ended August 31, 2018.

On June 20, 2018, in connection with the special warrant offering, the Company issued Canaccord Genuity Corp. 2,317,842 three-year broker warrants at an exercise price of C$0.45 per share as compensation.  Each warrant entitles the holder to purchase one unit, which consists of one share of common stock and a warrant to purchase one share of common stock, for C$0.65 per share. These warrants were valued at $1,495,373, and this amount was charged to operations during the three months ended August 31, 2018.

On July 20, 2018, in connection with the Company’s sale of a convertible debenture, the Company issued to YA II PN, Ltd. a five-year common stock purchase warrant to purchase 1,250,000 shares of the Company’s common stock at an initial exercise price of $0.60 per share.

On August 6, 2018, the Company issued three-year common stock purchase warrants to purchase an aggregate of 7,500,000 shares of the Company’s common stock at an exercise price of $0.60 per share, to investors in the Navy Capital Offering.

On August 8, 2018, the Company issued three-year common stock purchase warrants to purchase an aggregate of 6,875,000 shares of the Company’s common stock at an exercise price of $0.60 per share, to investors in the Navy Capital Offering.

The following table summarizes the significant terms of warrants outstanding at August 31, 2018. These warrants were granted as part of financing agreements. This table does not include the special warrants; see Special Warrant section below:

		Weighted	Weighted		Weighted
		average	average		average
Range of	Number of	remaining	exercise		exercise
exercise	warrants	contractual	price of	Number of	price of
Prices	Outstanding	life (years)	outstanding Warrants	warrants Exercisable	exercisable Warrants
$0.49	2,317,842	2.81	$0.49	2,317,842	$0.49
0.50	2,736,500	3.48	0.50	2,736,500	0.50
0.60	17,500,000	3.25	0.60	17,500,000	0.60
0.75	1,107,738	2.85	0.75	1,107,738	0.75

	23,662,080	3.22	$0.57	23,662,080	$0.57

Transactions involving warrants are summarized as follows. This table does not include the special warrants; see Special Warrant section below.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2018	4,700,988	$0.75
Granted	19,311,092	$0.58
Exercised	(350,000)	$0.75
Cancelled / Expired	-	$-
Warrants outstanding at August 31, 2018	23,662,080	$0.57

Special Warrants

On June 20, 2018, the Company sold 28,973,019 special warrants for net proceeds of US$9,785,978.   Each Special Warrant is automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that is five business days following the date on which the Company obtains a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which is intended to be no later than August 31, 2018, and (ii) the date that is four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, LLC, known as Oasis Cannabis, which was June 28, 2018.

Upon exercise, each unit shall consist of one share of the Company’s common stock and one three-year warrant to purchase one share of common stock at a price of CAN$0.65.

The special warrants are not included in the tables in the Warrants section above.

NOTE 12 – STOCKHOLDERS’ EQUITY

The Company’s authorized capital stock consists of 250,000,000 shares of common stock, par value $0.0001 per share and 20,000,000 shares of preferred stock, par value $0.001 per share. The Company had 50,128,972 and 32,582,944 shares of common stock issued and outstanding as of May 31, 2018 and 2017, respectively.

The Company recorded imputed interest of $1,076 and $1,075 during the year ended May 31, 2018 and 2017 on related party payables due to a director and officer of the Company.

Common Stock

Year ended May 31, 2018:

Stock Issued for Services

On July 13, 2017, the Company issued 24,000 shares of common stock to a consultant in exchange for a $6,000 accrued liability for services previously provided.  This resulted in a gain on the settlement of accounts payable in the amount of $3,480.

On March 2, 2018, the Company issued 350,000 shares of common stock to a consultant pursuant to the terms of a consulting agreement.  The shares issued for services were valued on the date of grant at $261,800.

On February 8, 2018, the Company agreed to issue 31,250 shares of common stock to a consultant. The shares were valued at $25,313, and are recorded on the balance sheet as stock payable. These shares have not been issued as of May 31, 2018.

During the year ended May 31, 2018, the Company agreed to issue 600,000 shares of common stock to an officer. These shares were valued at $213,321, and are recorded on the balance sheet as stock payable. These shares have not been issued as of May 31, 2018.

Stock Issued upon Note Conversion

On March 12, 2018, pursuant to the Omnibus Loan Agreement, related party convertible noteholders converted principal and interest in the aggregate amount of $1,421,356 and $197,090, respectively, into a total of 5,179,028 shares of common stock.

Stock Issued for Note Exchange

On September 20, 2017, the Company entered into an Exchange Agreement, whereby it agreed to exchange the April 2015 Note for 1,500,000 shares of its common stock valued at $510,000. The holder of the April 2015 Note had previously sold it for $105,219, which represented the balance due by the Company, to StarForce Media, Inc., an entity that is not affiliated with the Company.  The Company recognized a loss on this exchange in the amount of $404,082, which was charged to operations during the year ended May 31, 2018.

On September 25, 2017, the Company entered into an Exchange Agreement, whereby it agreed to exchange the 8% Note for 4,500,000 shares of its common stock valued at $1,844,035. The Company recognized a loss on this exchange in the amount of $989,032, which was charged to operations during the year ended May 31, 2018.

Stock Issued with Note

On November 15, 2017, the Company issued 250,000 shares of restricted Common Stock, valued at $95,000, as a commitment fee to a convertible note holder.

Stock Issued in Offering

On December 7, 2017, the Company commenced a private offering of its securities, the terms of which were amended on January 17, 2018 (the “WestPark Offering”).  The Company offered for sale a minimum of 800,000 units and a maximum of 4,000,000 units at a price of $1.25 per unit.  Each unit consisted of four shares of common stock and one warrant to purchase common stock at $0.75 per share.

On February 7, 2018, the Company received gross proceeds of $1,087,500 from the WestPark Offering, of which $146,975 were expenses, resulting in net proceeds of $940,525, from the sale of 870,000 units.

On February 21, 2018, the Company received additional gross proceeds of $100,000 from the WestPark Offering, of which $28,100 were expenses, resulting in net proceeds of $71,900, from the sale of 80,000 units.

On February 28, 2018, the Company received additional gross proceeds of $81,250 from the WestPark Offering, of which $12,148 were expenses, resulting in net proceeds of $69,102, from the sale of 65,000 units.

On March 29, 2018, the Company received additional gross proceeds of $441,563 from the WestPark Offering, of which $62,172 were expenses, resulting in net proceeds of $379,390, from the sale of 353,250 units.

During the year ended May 31, 2018, the Company incurred offering costs of $249,397. The offering costs were charged to additional paid in capital during the year ended May 31, 2018.

Additional Paid-in-Capital

During the year ended May 31, 2018, the Company recorded a discounts on convertible notes payable relating to the beneficial conversion feature in the amount of $1,758,741.

During the year ended May 31, 2018, the Company recorded a settlement of derivative liabilities in the amount of $442,775.

Year ended May 31, 2017:

Stock Issued for Services

In May 2017, the Company agreed to issue 25,000 shares of common stock with a fair value of $3,250 to a service provider. At May 31, 2017, these shares had not been issued, and the amount of $3,250 is included in stock payable on the Company’s balance sheet.

Additional Paid-in-Capital

In March 2017, the Company entered into a modification agreement regarding the 8% Promissory Note due to Old Main, and the derivative liability in the amount of $70,143 related to the conversion feature of this note was charged to additional paid-in capital.

In May 2017, the Company paid the 10% Notes due to Old Main, and the derivative liability in the amount of $145,268 related to the conversion feature of this note was charged to additional paid-in capital.

Stock Issued upon Note Conversions

From December 21, 2016, through March 14, 2017, Old Main, holder of the 2016 Convertible Notes, converted an aggregate of $137,500 of principal, in eight transactions, into 1,685,981 shares of common stock.  As a result of the conversions, the Company charged the amount $143,325 to additional paid-in capital related to settlement of derivative liability.  See note 10.

On May 31, 2017, pursuant to the Omnibus Loan Agreement, four related party convertible noteholders converted principal and interest in the aggregate amount of $2,537,750 and $166,490, respectively, into a total of 10,816,960 shares of common stock.  As a result of the conversions, the Company charged the amount $951,239 to loss on modification of debt.

Warrants

On November 15, 2017, in connection with the Company’s sale of a convertible debenture, the Company issued FirstFire Global Opportunities Fund, LLC (“FirstFire”) a three-year common stock purchase warrant to purchase 350,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These warrants were valued at $123,950 and were charged to operations during the twelve months ended May 31, 2018.

On February 9, 2018, in connection with the Company’s sale of a convertible debenture, the Company issued Darling Capital, LLC (“Darling”) a three-year common stock purchase warrant to purchase 400,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These warrants were valued at $313,128 and were charged to operations during the twelve months ended May 31, 2018.

On February 16, 2018, in connection with the Company’s sale of a convertible debenture, the Company issued Efrat Investments, LLC (“Efrat”) a three-year common stock purchase warrant to purchase 40,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These warrants were valued at $32,076 and were charged to operations during the twelve months ended May 31, 2018.

On February 26, 2018, in connection with the Company’s sale of a convertible debenture, the Company issued David Lamadrid a three-year common stock purchase warrant to purchase 25,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These warrants were valued at $18,794 and were charged to operations during the twelve months ended May 31, 2018.

On March 2, 2018, the Company issued three-year common stock purchase warrants to purchase an aggregate of 412,500 shares of the Company’s common stock at an exercise price of $0.75 per share to consultants.  These warrants were value at $294,173 and were changed to operations during the twelve months ended May 31, 2018.

On March 29, 2018, the Company issued three-year common stock purchase warrants to purchase an aggregate of 353,250 shares of the Company’s common stock at an exercise price of $0.75 per share, to investors in the WestPark Offering.

On May 9, 2018, in connection with the Amendment to the FirstFire Note, the Company amended the FirstFire three-year common stock purchase warrant to provide that the holder could purchase an additional 25,000 shares of the Company’s common stock at an initial exercise price of $0.75 per share.  These additional warrants were valued to $15,977 and were charge to operations during the twelve months ended May 31, 2018.

On May 14, 2018, in connections with the Company’s sale of a convertible debenture, the Company issued YA II PN, Ltd. a five-year common stock purchase warrant to purchase 1,875,000 shares of the Company’s common stock at an initial exercise price of $0.60 per share.  These warrants were valued at $1,300,545 and were charged to operations during the twelve months ended May 31, 2018.

As of May 31, 2018, the Company was obligated to issue a five-year warrant to purchase 205,238 of the Company’s units at an exercise price of $1.25 per unit (the “Unit Warrants”) to WestPark Capital, Inc., the placement agent for the WestPark Offering.  Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share.  The Unit Warrants are part of the placement agent’s compensation pursuant to the placement agent agreement.  The Unit Warrant were valued at $503,655, which amount was charged to operations during the twelve months ended May 31, 2018.

The following table summarizes the significant terms of warrants outstanding at May 31, 2018. These warrants were granted as part of financing agreements. This table includes the 205,238 Unit Warrants:

		Weighted	Weighted		Weighted
		average	average		average
Range of	Number of	remaining	exercise		exercise
exercise	warrants	contractual	price of	Number of	price of
Prices	Outstanding	life (years)	outstanding Warrants	warrants Exercisable	exercisable Warrants
$0.75	2,825,988	3.33	$0.75	2,825,988	$0.75
0.60	1,875,000	4.96	0.60	1,875,000	0.60
	4,700,988	3.98	0.69	4,700,988	0.69

Transactions involving warrants are summarized as follows:

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2017	-	$-
Granted	4,700,988	$0.69
Exercised	-	$-
Cancelled / Expired	-	$-
Warrants outstanding at May 31, 2018	4,700,988	$0.69